UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             (Read instructions at end of Form before preparing Form)

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1.       Name and address of issuer:

         NOTTINGHAM INVESTMENT TRUST II
         105 NORTH WASHINGTON STREET
         POST OFFICE BOX 69
         ROCKY MOUNT, NC 27802-0069

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2.       Name of each series or class of  funds for which  this notice is filed:
         (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.)

         [  ]

               WST GROWTH FUND
               CAPITAL VALUE FUND
               EARNEST PARTNERS FIXED INCOME TRUST
               THE BROWN CAPITAL MANAGEMENT EQUITY FUND
               THE BROWN CAPITAL MANAGEMENT BALANCED FUND
               THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
               THE BRONW CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

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3.       Investment Company Act File Number:                811-06199

         Securities Act File Number:                        033-37458

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4(a).    Last day of fiscal year for which this notice is filed:

         03/31/00

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4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         [  ]

         Note: If Form is being filed late, interest must be paid on the registration fee due.
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4(c).    Check box if this is the last time issuer will be filing this Form.

         [  ]

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5. Calculation of registration fee.

(i)      Aggregate sale price of securities sold during      $      50,503,145
         the fiscal year in pursuant to Section 24f-2:      __________________


(ii)     Aggregate price of securities redeemed or     $  20,930,820
         repurchased during the fiscal year:          ______________


(iii)    Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce       $           0
         registration fees payable to the commission: ______________


(iv)     Total available redemption credits                  $      20,930,820
         [add items 5(ii) and 5(iii):                       __________________


(v)      Net Sales--if item 5(i) is greater than Item 5(iv)  $      29,572,325
         [subtract Item 5(iv) from Item 5(i)]:              __________________


(vi)     Redemption credits available for use in future
         years- if item 5(i) is less than 5(iv)[subtract     $              (0)
         Item 5(iv) from Item 5(i)]:                        __________________

(vii)    Multiplier for determining registration fee   X               .000264
         (See Instruction C.9):                             __________________


(viii)   Registration fee due [multiply Item 5(v) by   =     $           7,807
         Item 5(vii)] (enter "0" if no fee is due):         ==================

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6.       Prepaid Shares.

If the response to Item 5(i) was determined by deducting an amount securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares other than units ) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                         +    $              0
                                                             _________________
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         =    $          7,807
                                                             =================

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        06/28/00

            Method of Delivery:

                  |X|              Wire Transfer

                  |_|              Mail or other means

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)*  /s/ C. Frank Watson, III
                           _______________________________________

                           C. Frank Watson, III       Secretary
                           _______________________________________



Date:      June 28, 2000
       ____________________


*  Please print the name and title of the signing officer below the signature.